UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file Number  811-3171
                                  -----------

Value Line  US Government Securities Fund,Inc.
-----------------------------------------------------------
(Exact name of registrant as specified in charter)


220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)


Registrant's telephone number, including area code: 212-907-1500
                                                   -------------

Date of fiscal year end: August 31, 2004
                         ---------------

Date of reporting period: August 31, 2004
                          ---------------

Item I.  Reports to Stockholders.
------   ------------------------

         A copy of the Annual Report to Stockholders for the period ended 8/31/04 is included with this Form.

Item 2.  Code of Ethics
-------  --------------

         (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

         (f) Pursuant to item 10(a),the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3.  Audit Committee Financial Expert.
-------  ---------------------------------

         (a)(1)The Registrant has an Audit Committee Financial Expert serving on it's Audit Committee.

            (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton

College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services
-------  --------------------------------------

         (a)      Audit Fees 2004 - $28,891; Audit Fees 2003 - $28,724.

         (b)      Audit-Related fees - None.

         (c) Tax Preparation Fees 2004 -$5,590; Tax Preparation Fees 2003 - $6,840.

         (d)      All Other Fees - None.

         (e) (1) Audit Committee Pre-Approval Policy.All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2004 and 2003 were pre-approved by the committee.

         (e)      (2) Not applicable.

         (f)      Not applicable.

         (g) Aggregate Non-Audit Fees 2004 -$5,590; Aggregate Non-Audit Fees 2003- $6,840.

         (h)      Not applicable.


Item 10. Controls and Procedures.
-------- ------------------------

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

         (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.  Exhibits.
--------  ---------

         (a) Code of Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

         (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

                  (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By  /s/ Jean B. Buttner
  ----------------------------
    Jean B. Buttner, President


Date: October 26, 2004
     -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer


By: /s/ David T. Henigson
    -------------------------------------------------------------------------
    David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: October 26, 2004
     -----------------

================================================================================

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o BFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
REGISTERED PUBLIC      300 Madison Avenue
ACCOUNTING FIRM        New York, NY 10017

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Jeffrey D. Geffen
                       VICE PRESIDENT
                       Charles Heebner
                       VICE PRESIDENT
                       Bradley T. Brooks
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT,
                       SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                         #531311

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                                AUGUST 31, 2004
--------------------------------------------------------------------------------




                                   VALUE LINE

                                U.S. GOVERNMENT

                                   SECURITIES

                                   FUND, INC.







                               [VALUE LINE LOGO]

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

                                               To Our Value Line U.S. Government
--------------------------------------------------------------------------------

To Our Shareholders:

The fiscal year was marked by strong economic growth, rising equity markets, and healthy corporate profits. A weak U.S. dollar and strong global economies, particularly in China and other parts of Asia, added to U.S. growth which had been stimulated primarily by tax cuts and low interest rates. Housing markets continued to be strong and labor markets improved.

During this period the Federal Reserve Board's expansionary monetary policy came to an end. The policy, which had brought short term interest rates to their lowest level in decades, accomplished its goals of rekindling growth and avoiding deflation. Now with economic growth on a stronger track, the Board became concerned that such growth, fueled by very low interest rates, could create a rise in inflation. Therefore, starting in June, the Board reversed their expansionary policy, raising short term rates. By the end of the period, short term rates had risen 50 basis points with expectations for further increases.

It was a difficult year for the bond market as strong economic growth, fear of rising inflation, and a tighter monetary policy all contributed to a great deal of interest rate volatility. Prices of short term bonds declined for the period as interest rates rose. The 2-year Treasury note began the period at an interest rate of 1.96% and ended at a rate of 2.40%, a rise of 44 basis points. Intermediate and longer term bonds fared better, rising in price, as interest rates declined 34 basis points from the beginning of the period to the end. However, longer rates were subject to much volatility. The 10-year Treasury note started the period at an interest rate of 4.46% and fell to a low rate of 3.68% in March, before rising again to a 4.87% rate in June, an increase of 119 basis points. From June until the end of the period, rates dropped again to 4.12%, or 75 basis points lower.

For the period, your Fund delivered a positive total return of 3.79%. Because the Fund is concentrated in intermediate maturities and less exposed to shorter maturities, it benefited from the better performance of the longer maturities, in the 5-10 year range, and was less impacted by the weaker performance of the shorter maturities, the 2-4 year maturity range. For the period ending August 31, 2004, the Fund's return of 3.79% compares to the 4.07% return of the unmanaged Lehman Brothers Intermediate U.S. Government Bond Index(1), a proxy for the Fund's government investment strategy.


Your Fund's long-term strategy is to generate high income consistent with safety of principal by investing primarily in U.S. Government securities, representing the highest level of safety. Additionally, we control risk by limiting the portfolio's average maturity to a maximum of 10 years, and by maintaining a well-diversified portfolio. These measures, we believe, will protect the fund from the dramatic swings in value caused by gyrating interest rates and produce more stable and consistent performance.


We continue to emphasize an intermediate-term maturity structure in our bond selection to provide competitive performance going forward. We appreciate your continued support.


                                        Sincerely,

                                        /s/ Jean Bernhard Buttner

                                        Jean Bernhard Buttner
                                        CHAIRMAN and PRESIDENT


October 6, 2004


--------------------------------------------------------------------------------
(1) THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT BOND INDEX REPRESENTS THE INTERMEDIATE MATURITIES (1-10 YEARS) OF THE U.S. TREASURY AND U.S. AGENCY SEGMENT OF THE FIXED-INCOME MARKET. THE RETURNS FOR THE INDEX DO NOT REFLECT CHARGES, EXPENSES, OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX. A U.S. TREASURY SECURITY IS ISSUED BY THE TREASURY DEPARTMENT OF THE U.S. GOVERNMENT. U.S. AGENCY SECURITIES ARE ISSUED BY OTHER GOVERNMENT AGENCIES SUCH AS THE FEDERAL HOME LOAN BANK, FEDERAL NATIONAL MORTGAGE ASSOCIATION AND FEDERAL HOME LOAN MORTGAGE CORPORATION.
--------------------------------------------------------------------------------
2

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

Securities Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The economic expansion, which proceeded at a vigorous pace from the middle of 2003 through the early months of 2004, showed definite signs of slowing during the middle months of this year. More recently, though, reports point to a modest improvement in the business outlook. The economy is hardly booming. However housing, employment, and capital goods demand are all firming, if still selectively, which suggests that the nation's gross domestic product, which rose by a sluggish 2.8% in the second quarter, will expand by a somewhat stronger 3.5%, or so, over the final two quarters of this year and into the early part of 2005.

This continuing moderate, but likely sustainable, pace of growth and accompanying modest inflation, have positive ramifications, as they will probably encourage the Federal Reserve Board, which has raised interest rates three times this year, to pursue a measured and cautious monetary tightening program over the next several quarters to a year. Our sense is that the Fed will increase borrowing costs sufficiently to keep inflation subdued, but not aggressively enough to derail the business expansion.

Our current economic forecast, meantime, excludes allowances for a further escalation in global military conflict, a new incidence of global terrorism, or an additional significant runup in oil prices, none of which can be predicted with any degree of accuracy as to scope or timing.





















--------------------------------------------------------------------------------
                                                                               3

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.



--------------------------------------------------------------------------------

The following graph compares the performance of the Value Line U.S. Government Securities Fund, Inc. to that of the Lehman Brothers Aggregate Bond Index and the Lehman Brothers Intermediate U.S. Government Bond Index. The Value Line U.S. Government Securities Fund, Inc. is a professionally managed mutual fund, while the indices are not available for investment and are not managed. The comparison is shown for illustrative purposes only.


   Comparison of a Change in Value of a $10,000 Investment in the Value Line U.S. Government Securities Fund, Inc., the Lehman Brothers Aggregate Bond
  Index**, and the Lehman Brothers Intermediate U.S. Government Bond Index**






                              [GRAPH APPEARS HERE]








                             FROM 9/1/94 TO 8/31/04

Performance Data:*

                                                                   AVERAGE
                                        GROWTH OF AN ASSUMED        ANNUAL
                                       INVESTMENT OF $10,000     TOTAL RETURN
                                      -----------------------   -------------
   1 year ended 08/31/04 ..........           $10,379                3.79%
   5 years ended 08/31/04 .........           $13,774                6.61%
  10 years ended 08/31/04 .........           $18,292                6.23%

* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CALL 1-800-243-2729 TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

** THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS REPRESENTATIVE OF THE BROAD
   FIXED-INCOME MARKET. IT INCLUDES GOVERNMENT, INVESTMENT-GRADE CORPORATE, AND MORTGAGE-BACKED BONDS. THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT BOND INDEX REPRESENTS THE INTERMEDIATE MATURITY (1-10 YEAR) OF THE U.S. TREASURY AND U.S. AGENCY SEGMENT OF THE FIXED-INCOME MARKET. THE RETURNS FOR THE INDICES DO NOT REFLECT EXPENSES WHICH ARE DEDUCTED FROM THE FUND'S RETURNS.


--------------------------------------------------------------------------------
4

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.



--------------------------------------------------------------------------------

FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.


The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2004 through August 31, 2004).


Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                                                                                        EXPENSES*
                                                                                       PAID DURING
                                                       BEGINNING         ENDING          PERIOD
                                                        ACCOUNT          ACCOUNT         3/1/04
                                                         VALUE            VALUE           THRU
                                                         3/1/04          8/31/04         8/31/04
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,003.10        $ 4.98
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,020.16        $ 5.03

--------------------------------------------------------------------------------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF .99% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 TO REFLECT THE ONE-HALF PERIOD.


--------------------------------------------------------------------------------
                                                                               5

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

Schedule of Investments
--------------------------------------------------------------------------------

  PRINCIPAL                                                                             MATURITY
    AMOUNT                                                                 RATE           DATE        VALUE
-------------                                                         -------------   ----------- -------------
U.S. TREASURY OBLIGATIONS (8.8%)
 $ 1,000,000   U.S. Treasury Notes ..................................       2.75%       6/30/06    $ 1,007,774
   2,000,000   U.S. Treasury Notes ..................................       6.50       10/15/06      2,166,642
   2,000,000   U.S. Treasury Notes ..................................       6.25        2/15/07      2,175,392
   1,000,000   U.S. Treasury Notes ..................................       4.38        5/15/07      1,044,922
   1,000,000   U.S. Treasury Notes ..................................       5.75        8/15/10      1,117,110
   1,000,000   U.S. Treasury Notes ..................................       5.00        2/15/11      1,076,602
   1,000,000   U.S. Treasury Notes ..................................       5.00        8/15/11      1,075,899
   1,000,000   U.S. Treasury Notes ..................................       4.25       11/15/13      1,012,696
------------                                                                                       -----------
  10,000,000   TOTAL U.S. TREASURY OBLIGATIONS (COST $10,518,065) ...                               10,677,037
------------                                                                                       -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (83.5%)

               FEDERAL NATIONAL MORTGAGE ASSOCIATION (48.1%)
   5,427,652   Federal National Mortgage Association Pool #313032 ...       7.06        7/01/06      5,603,718
   1,000,000   Federal National Mortgage Association ................       2.00(1)    11/09/06      1,000,015
   4,000,000   Federal National Mortgage Association ................       4.75        1/02/07      4,171,044
   9,641,859   Federal National Mortgage Association Pool #375667 ...       6.02        2/01/08     10,299,145
  10,000,000   Federal National Mortgage Association Pool #380188 ...       6.45        4/01/08     10,645,310
     127,955   Federal National Mortgage Association Pool #254243 ...       6.00        2/01/09        131,546
     247,871   Federal National Mortgage Association Pool #254273 ...       5.00        3/01/09        254,190
   1,000,000   Federal National Mortgage Association ................       6.38        6/15/09      1,117,594
     891,910   Federal National Mortgage Association Pool #254956 ...       4.00       11/01/10        890,123
   2,682,317   Federal National Mortgage Association Pool #255325 ...       4.50        7/01/11      2,718,919
   1,000,000   Federal National Mortgage Association ................       5.00        4/16/15      1,000,626
     314,244   Federal National Mortgage Association Pool #511823 ...       5.50        5/01/16        326,172
     706,187   Federal National Mortgage Association Pool #622373 ...       5.50       12/01/16        732,991
     247,085   Federal National Mortgage Association Pool #615289 ...       5.50       12/01/16        256,464
     524,780   Federal National Mortgage Association Pool #623503 ...       6.00        2/01/17        551,778
     273,123   Federal National Mortgage Association Pool #631328 ...       5.50        2/01/17        283,440
      40,712   Federal National Mortgage Association Pool #643277 ...       5.50        4/01/17         42,249
      37,120   Federal National Mortgage Association Pool #638247 ...       5.50        5/01/17         38,522
     595,924   Federal National Mortgage Association Pool #669613 ...       5.00       10/01/17        609,048
     740,971   Federal National Mortgage Association Pool #685183 ...       5.00        3/01/18        756,761
     696,723   Federal National Mortgage Association Pool #254684 ...       5.00        3/01/18        711,570
     819,971   Federal National Mortgage Association Pool #695828 ...       5.00        4/01/18        837,445
     767,930   Federal National Mortgage Association Pool #703936 ...       5.00        5/01/18        784,295
     787,036   Federal National Mortgage Association Pool #713379 ...       5.00        7/01/18        803,808
   1,000,099   Federal National Mortgage Association Pool #790984 ...       5.00        7/01/19      1,020,690
     999,900   Federal National Mortgage Association Pool #786915 ...       5.00        8/01/19      1,020,174

--------------------------------------------------------------------------------

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

                                                                 August 31, 2004
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                  MATURITY
    AMOUNT                                                                        RATE         DATE        VALUE
-------------                                                                  ----------   ---------- -------------
 $   822,873   Federal National Mortgage Association REMIC Trust Series
               2003-28 Class KA ..............................................     4.25%      3/25/22   $   809,428
     716,040   Federal National Mortgage Association REMIC Trust Series
               2003-38 Class TC ..............................................     5.00       3/25/23       727,623
     459,893   Federal National Mortgage Association Pool #412682 ............     6.00       3/01/28       478,317
     232,779   Federal National Mortgage Association Pool #424691 ............     6.50       4/01/28       245,598
     198,715   Federal National Mortgage Association Pool #425239 ............     6.50       4/01/28       209,659
   1,000,000   Federal National Mortgage Association .........................     7.25       5/15/30     1,251,312
   1,000,000   Federal National Mortgage Association .........................     6.63      11/15/30     1,166,692
     158,212   Federal National Mortgage Association Pool #571090 ............     7.50       1/01/31       170,016
       4,135   Federal National Mortgage Association Pool #568625 ............     7.50       1/01/31         4,443
       8,798   Federal National Mortgage Association Pool #573935 ............     7.50       3/01/31         9,454
   1,126,837   Federal National Mortgage Association Pool #626440 ............     7.50       2/01/32     1,209,660
     154,366   Federal National Mortgage Association Pool #629297 ............     6.50       2/01/32       162,673
     235,111   Federal National Mortgage Association Pool #254383 ............     7.50       5/01/32       252,391
     136,296   Federal National Mortgage Association Pool #634996 ............     6.50       5/01/32       143,640
   1,216,161   Federal National Mortgage Association Pool #254476 ............     5.50       9/01/32     1,239,580
     873,277   Federal National Mortgage Association Pool #650386 ............     5.00       7/01/33       869,612
     829,840   Federal National Mortgage Association Pool #726889 ............     5.50       7/01/33       845,215
     468,589   Federal National Mortgage Association Pool #763393 ............     5.50       2/01/34       477,271
     461,720   Federal National Mortgage Association Pool #769862 ............     5.50       2/01/34       469,698
     990,222   Federal National Mortgage Association Pool #255311 ............     6.00       7/01/34     1,027,137
 -----------                                                                                            -----------
  55,665,233   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
 ===========
               (COST $56,238,168) ............................................                           58,377,056
                                                                                                        -----------
               FEDERAL HOME LOAN MORTGAGE CORPORATION (12.4%)
   1,000,000   Federal Home Loan Mortgage Corporation ........................     4.26       7/19/07     1,028,536
   1,000,000   Federal Home Loan Mortgage Corporation ........................     2.75       3/15/08       985,759
   4,500,000   Federal Home Loan Mortgage Corporation ........................     5.88       3/21/11     4,896,639
   1,000,000   Federal Home Loan Mortgage Corporation ........................     4.50       5/14/12       994,364
   1,000,000   Federal Home Loan Mortgage Corporation ........................     4.75       5/06/13       984,199
      36,328   Federal Home Loan Mortgage Corporation REMIC Trust Series
               2540 Class GA .................................................     5.00      12/15/13        36,325
   1,000,000   Federal Home Loan Mortgage Corporation REMIC Trust Series
               2849 Class VA .................................................     5.00       8/15/15     1,030,938
      40,787   Federal Home Loan Mortgage Corporation Gold PC Pool #E92226         5.00      11/01/17        41,668
     652,113   Federal Home Loan Mortgage Corporation Gold PC Pool #E93499         5.00      12/01/17       666,201
      44,520   Federal Home Loan Mortgage Corporation Gold PC Pool #E92829         5.00      12/01/17        45,482
     553,911   Federal Home Loan Mortgage Corporation REMIC Trust Series
               2597 Class KJ .................................................     4.50       7/15/22       550,255


--------------------------------------------------------------------------------
                                                                               7

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

Schedule of Investments
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                   MATURITY
    AMOUNT                                                                         RATE         DATE        VALUE
-------------                                                                   ----------   ---------- -------------
 $   904,929   Federal Home Loan Mortgage Corporation Gold PC Pool #C90684          4.50%      5/01/23   $   891,306
   1,000,000   Federal Home Loan Mortgage Corporation .........................     6.75       3/15/31     1,185,204
     926,662   Federal Home Loan Mortgage Corporation REMIC Trust Series
               2645 Class NA ..................................................     3.50       9/15/31       913,038
     850,339   Federal Home Loan Mortgage Corporation REMIC Trust Series
 -----------
               2594 Class OR ..................................................     4.25       6/15/32       846,268
                                                                                                         -----------
  14,509,589   TOTAL FEDERAL HOME LOAN MORTGAGE
 ===========
               CORPORATION (COST $14,641,972) .................................                           15,096,182
                                                                                                         -----------
               FEDERAL HOME LOAN BANK (10.3%)
   1,000,000   Federal Home Loan Bank .........................................     2.85       2/13/07       999,258
     500,000   Federal Home Loan Bank .........................................     4.88       5/15/07       524,966
     500,000   Federal Home Loan Bank .........................................     3.50      11/15/07       505,444
   1,000,000   Federal Home Loan Bank .........................................     6.01       4/22/08     1,092,373
   1,000,000   Federal Home Loan Bank .........................................     5.50       8/15/08     1,076,740
   1,000,000   Federal Home Loan Bank .........................................     5.25      11/14/08     1,068,972
   1,000,000   Federal Home Loan Bank .........................................     6.21       6/02/09     1,113,203
   1,000,000   Federal Home Loan Bank .........................................     3.75       8/18/09     1,003,690
   1,000,000   Federal Home Loan Bank .........................................     6.63       6/30/14     1,153,955
   3,000,000   Federal Home Loan Bank .........................................     7.45       2/03/20     3,917,778
 -----------                                                                                             -----------
  11,000,000   TOTAL FEDERAL HOME BANK (COST $11,940,695) .....................                           12,456,379
 -----------                                                                                             -----------
               FEDERAL FARM CREDIT BANK (6.3%)
   2,000,000   Federal Farm Credit Bank .......................................     6.03       5/07/08     2,186,298
   1,000,000   Federal Farm Credit Bank .......................................     6.82       3/16/09     1,132,719
   1,000,000   Federal Farm Credit Bank .......................................     4.85      10/25/12     1,031,172
   3,000,000   Federal Farm Credit Bank .......................................     5.70       7/03/17     3,246,333
 -----------                                                                                             -----------
   7,000,000   TOTAL FEDERAL FARM CREDIT BANK
 ===========
                (COST $ 7,411,113) ............................................                            7,596,522
                                                                                                         -----------
               PRIVATE EXPORT FUNDING CORPORATION (4.9%)
   5,000,000   Private Export Funding Corporation Series "J" ..................     7.65       5/15/06     5,428,925
     500,000   Private Export Funding Corporation Series "L" ..................     5.75       1/15/08       540,441
 -----------                                                                                             -----------
   5,500,000   TOTAL PRIVATE EXPORT FUNDING CORPORATION
 ===========
               (COST $5,500,000) ..............................................                            5,969,366
                                                                                                         -----------


--------------------------------------------------------------------------------
8

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

                                                                 August 31, 2004
--------------------------------------------------------------------------------

   PRINCIPAL                                                                         MATURITY
    AMOUNT                                                                RATE         DATE         VALUE
--------------                                                         ----------   ---------- --------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.5%)
 $     20,654   Government National Mortgage Association Pool #541349      6.00%      4/15/31   $     21,518
       48,433   Government National Mortgage Association Pool #557681      6.00       8/15/31         50,458
      460,620   Government National Mortgage Association Pool #548880      6.00      12/15/31        479,882
      293,531   Government National Mortgage Association Pool #551762      6.00       4/15/32        305,710
      244,410   Government National Mortgage Association Pool #610944      5.50       4/15/34        249,536
      497,091   Government National Mortgage Association Pool #583008      5.50       6/15/34        507,517
      254,391   Government National Mortgage Association Pool #605245      5.50       6/15/34        259,727
 ------------                                                                                   ------------
    1,819,130   TOTAL GOVERNMENT NATIONAL MORTGAGE
 ============   ASSOCIATION (COST $1,808,202) ........................                             1,874,348
                                                                                                ------------
   95,493,952   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 ============   (COST $97,540,150) ...................................                           101,369,853
                                                                                                ------------
  105,493,952   TOTAL INVESTMENT SECURITIES (92.3%)
 ============   (COST $108,058,215) ..................................                           112,046,890
                                                                                                ------------


   PRINCIPAL
    AMOUNT                                                                                                   VALUE
--------------                                                                                         ----------------
REPURCHASE AGREEMENTS (6.8%) (INCLUDING ACCRUED INTEREST)
    4,200,000   Collateralized by $4,037,000 U.S. Treasury Bonds 5.50%, due 8/15/28, with a value of
                $4,316,628 (with UBS Warburg LLC, 1.54%, dated 8/31/04, due 9/01/04, delivery value
                $4,200,180) ..........................................................................      4,200,180
    4,100,000   Collateralized by $4,185,000 U.S. Treasury Notes 2.00%, due 8/31/05, with a value of
-------------   $4,187,616 (with Morgan Stanley, 1.53%, dated 8/31/04, due 9/01/04, delivery value
                $4,100,174) ..........................................................................      4,100,174
                                                                                                            ---------
    8,300,000   TOTAL REPURCHASE AGREEMENTS (6.8%) (COST $8,300,354) .................................      8,300,354
-------------                                                                                               ---------
                CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%) ................................      1,096,686
                                                                                                            ---------
                NET ASSETS (100.0%) ..................................................................    121,443,930
                                                                                                          ===========
                NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING
                SHARE ($121,443,930 - 10,228,962 SHARES OF CAPITAL STOCK OUTSTANDING) ................  $       11.87
                                                                                                        =============

(1) STEP COUPON. 2.00% UNTIL 11/09/04, 3.45% THEREAFTER.


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                               9

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

Statement of Assets and Liabilities                                    Statement of Operations
at August 31, 2004                                                     for the Year Ended August 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:                                                               INVESTMENT INCOME:
Investment securities, at value                                       Interest income ..............................    $5,782,037
   (Cost - $108,058,215) .......................    $112,046,890                                                        ----------
Repurchase agreements                                                 EXPENSES:
   (Cost - $8,300,354) .........................       8,300,354      Advisory fee .................................       659,852
Cash ...........................................          62,514      Service & distribution plan fees .............       329,926
Interest receivable ............................       1,196,766      Transfer agent fees ..........................        76,949
Receivable for securities sold .................       1,027,837      Auditing and legal fees ......................        61,012
Receivable for capital shares sold .............           1,504      Printing .....................................        38,986
                                                    ------------      Custodian fees ...............................        36,852
      TOTAL ASSETS .............................     122,635,865      Registration and filing fees .................        24,467
                                                    ------------      Directors' fees and expenses .................        21,384
LIABILITIES:                                                          Postage ......................................        18,576
Payable for securities purchased ...............       1,004,419      Insurance ....................................        15,161
Payable for capital shares repurchased .........          46,266      Telephone, dues and other ....................        14,122
Accrued expenses:                                                                                                       ----------
   Advisory fee ................................          51,431            Total Expenses Before Custody
   Service & distribution plan fee .............          25,715               Credits .............................     1,297,287
   Other .......................................          64,104            Less: Custody Credits ..................          (554)
                                                    ------------                                                        ----------
      TOTAL LIABILITIES ........................       1,191,935            Net Expenses ...........................     1,296,733
                                                    ------------                                                        ----------
NET ASSETS .....................................    $121,443,930      NET INVESTMENT INCOME ........................     4,485,304
                                                    ============                                                        ----------
NET ASSETS CONSIST OF:                                                NET REALIZED AND UNREALIZED GAIN
Capital stock, at $1 par value                                           (LOSS) ON INVESTMENTS:
   (authorized 100,000,000, outstanding                                     Net Realized Loss ......................      (344,427)
   10,228,962 shares) ..........................    $ 10,228,962            Change in Net Unrealized
Additional paid-in capital .....................     111,879,615               Appreciation (Depreciation) .........       858,586
Undistributed net investment income ............         653,681                                                        ----------
Accumulated net realized loss on                                      NET REALIZED LOSS AND CHANGE IN NET
   investments .................................      (5,307,003)        UNREALIZED APPRECIATION
Net unrealized appreciation of                                           (DEPRECIATION) ON INVESTMENTS .............       514,159
   investments .................................       3,988,675                                                        ----------
                                                    ------------      NET INCREASE IN NET ASSETS FROM
NET ASSETS .....................................    $121,443,930         OPERATIONS ................................    $4,999,463
                                                    ============                                                        ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER OUTSTANDING
   SHARE ($121,443,930 - 10,228,962
   SHARES OUTSTANDING) .........................    $      11.87
                                                    ============


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
10

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

Statement of Changes in Net Assets
for the Years Ended August 31, 2004 and August 31, 2003
--------------------------------------------------------------------------------


                                                                            YEAR ENDED          YEAR ENDED
                                                                            AUGUST 31,          AUGUST 31,
                                                                               2004                2003
                                                                         ----------------   -----------------
OPERATIONS:
 Net investment income ...............................................    $   4,485,304      $    5,589,668
 Net realized (loss) gain on investments .............................         (344,427)          1,821,513
 Change in net unrealized appreciation (depreciation) ................          858,586          (3,569,894)
                                                                          -------------      --------------
 Net increase in net assets from operations ..........................        4,999,463           3,841,287
                                                                          -------------      --------------
DIVIDENDS TO SHAREHOLDERS:
 Net investment income ...............................................       (4,655,086)         (5,766,950)
                                                                          -------------      --------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ........................................       46,350,407         248,802,569
 Proceeds from reinvestment of distributions to shareholders .........        3,990,642           4,930,910
 Cost of shares repurchased ..........................................      (73,505,326)       (263,202,861)
                                                                          -------------      --------------
 Net decrease from capital share transactions ........................      (23,164,277)         (9,469,382)
                                                                          -------------      --------------
TOTAL DECREASE IN NET ASSETS .........................................      (22,819,900)        (11,395,045)
NET ASSETS:
 Beginning of year ...................................................      144,263,830         155,658,875
                                                                          -------------      --------------
 End of year .........................................................    $ 121,443,930      $  144,263,830
                                                                          =============      ==============
UNDISTRIBUTED NET INVESTMENT INCOME, AT END OF YEAR ..................    $     653,681      $      822,313
                                                                          =============      ==============


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies
Value Line U.S. Government Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is to obtain maximum income without undue risk to principal. Capital preservation and possible capital appreciation are secondary objectives.

The following significant accounting principles are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. The Fund utilizes an independent pricing service (the "Service") approved by the Board of Directors. Where market quotations are readily available, portfolio securities are valued at the midpoint between the latest available and representative asked and bid prices on the basis of valuations provided by dealers in such securities. Some of the general factors which may be considered by the dealers in arriving at such valuations include the fundamental analytic data relating to the security and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of values may involve subjective judgment, as the actual market value of a particular security can be established only by negotiation between the parties in a sales transaction. The values for other portfolio securities are determined on the valuation date by reference to valuations obtained from the Service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. The Service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Other assets and securities for which market valuations are not readily available will be valued at fair value as the Board of Directors may determine in good faith.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND RELATED INCOME. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities transactions are determined using the identified cost method. Interest income, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis.

(E) REPRESENTATIONS AND INDEMNIFICATIONS. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's


--------------------------------------------------------------------------------
12

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

                                                                 August 31, 2004
--------------------------------------------------------------------------------

maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions and Dividends to Shareholders
Transactions in capital stock were as follows:

                                    YEAR              YEAR
                                   ENDED              ENDED
                                 AUGUST 31,        AUGUST 31,
                                    2004              2003
                              ---------------   ----------------
Shares sold .................    3,892,455         20,615,131
Shares issued to
   shareholders in
   reinvestment of
   dividends ................      336,755            407,998
                                 ---------         ----------
                                 4,229,210         21,023,129
Shares repurchased ..........   (6,183,849)       (21,812,007)
                                ----------        -----------
Net decrease ................   (1,954,639)          (788,878)
                                ==========        ===========
Dividends per share .........   $    .4125        $      .445
                                ==========        ===========

Dividends and distributions to shareholders are recorded on the ex-dividend date.

On September 23, 2004 the Fund's Board of Directors declared a quarterly dividend from net investment income of $.1025 per share payable on September 27, 2004 to shareholders of record on September 23, 2004.

3. Purchases and Sales of Securities
Purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                    YEAR
                                                   ENDED
                                                 AUGUST 31,
                                                    2004
                                               ------------
PURCHASES:
U.S. Treasury Obligations ..................   $ 13,475,703
U.S. Government Agency Obligations
   and Other Investment Securities .........     27,903,706
                                               ------------
                                               $ 41,379,409
                                               ============
SALES:
U.S. Treasury Obligations ..................   $ 18,201,719
U.S. Government Agency Obligations
   and Other Investment Securities .........     33,201,994
                                               ------------
                                               $ 51,403,713
                                               ============

4. Income Taxes
At August 31, 2004, information on the tax basis of investments is follows:

Cost of investments for tax purposes .........   $116,561,304
                                                 ============
Gross tax unrealized appreciation ............   $ 4,020,966
Gross tax unrealized depreciation ............   $  (235,026)
                                                 ============
Net tax unrealized appreciation on
   investments ...............................   $ 3,785,940
                                                 ============
Undistributed ordinary income ................   $   856,416
                                                 ============
Capital loss carryforward, expires
   August 31, 2005 ...........................   $ 2,829,335
Capital loss carryforward, expires
   August 31, 2008 ...........................     2,132,091
Capital loss carryforward, expires
   August 31, 2012 ...........................        11,348
                                                 ------------
Capital loss carryforward, at
   August 31, 2004 ...........................   $ 4,972,774
                                                 ============

During the year ended August 31, 2004, as permitted under federal income tax regulations, the Fund elected to defer $334,229 of post-October net capital losses to the next taxable year.


--------------------------------------------------------------------------------
                                                                              13

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

Notes to Financial Statements                                    August 31, 2004
--------------------------------------------------------------------------------

To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to shareholders.

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond premiums.

The tax composition of dividends paid during the years ending August 31, 2004 and August 31, 2003 is as follows:

                              AUGUST 31,       AUGUST 31,
                                 2004             2003
Ordinary Income .........   $ 4,655,086      $5,766,950
                            ===========      ==========

Permanent book-tax differences relating to the current year expired capital loss are reclassified within the composition of net asset accounts. During the year ended August 31, 2004, the Fund reclassified $8,976,510 from accumulated net realized loss on investments to additional paid-in capital.


5. Investment Advisory Contract, Management Fees and Transactions With
   Affiliates
An advisory fee of $659,852 was paid or payable to Value Line, Inc., the Fund's investment adviser ("Adviser"), for the year ended August 31, 2004. This was computed at the rate of 1/2 of 1% of the Fund's average daily net assets during the year and was paid monthly.

The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan compensates Value Line Securities, Inc., a wholly-owned subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $329,926 were paid or payable to the Distributor under this Plan for the year ended August 31, 2004.

For the year ended August 31, 2004, the Fund's expenses were reduced by $554 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan at August 31, 2004 owned 130,896 shares of the Fund's capital stock, representing 1.28% of the outstanding shares. In addition, officers and directors owned 968 shares of capital stock, representing less than 1% of the outstanding shares.


--------------------------------------------------------------------------------
14

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

Financial Highlights
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                      YEARS ENDED AUGUST 31,
                                              -----------------------------------------------------------------------
                                                  2004          2003            2002            2001          2000
                                              ============  ============  ================  ============  ===========
NET ASSET VALUE, BEGINNING OF YEAR ..........   $ 11.84       $ 12.00        $  11.51         $ 10.87      $ 10.81
                                                -------       -------        --------         -------      --------
 INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income .....................       .41           .44             .50             .58          .64
  Net gains or losses on securities (both
    realized and unrealized) ................       .03          (.15)            .49             .67          .04
                                                -------       --------       ---------        -------      --------
  Total income from investment
    operations ..............................       .44           .29             .99            1.25          .68
                                                -------       --------       ---------        -------      --------
 LESS DISTRIBUTIONS:
  Dividends from net investment income ......      (.41)         (.45)           (.50)           (.61)        (.62)
  Distributions from net realized gains .....         --            --             --               --           --
                                                --------      --------       ---------        --------     --------
  Total distributions .......................      (.41)         (.45)           (.50)           (.61)        (.62)
                                                --------      --------       ---------        --------     --------
NET ASSET VALUE, END OF YEAR ................   $ 11.87       $ 11.84        $  12.00         $ 11.51      $ 10.87
                                                ========      ========       =========        ========     ========
TOTAL RETURN ................................      3.79%         2.35%           8.84%          11.82%        6.53%
                                                ========      ========       =========        ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands) .............................   $121,444      $144,264       $155,659         $150,593     $140,408
Ratio of operating expenses
 to average net assets (1) ..................       0.98%         0.96%          0.92%            0.92%        0.73%
Ratio of net investment income
 to average net assets ......................       3.40%         3.57%          4.17%(2)         5.17%        5.82%
Portfolio turnover rate .....................         35%           65%           168%             140%          49%

(1) RATIOS REFLECT EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD NOT HAVE CHANGED.

(2) AS REQUIRED, EFFECTIVE SEPTEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED AUGUST 31, 2002 ON NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAINS AND LOSSES WAS LESS THAN $.01 PER SHARE. THE EFFECT OF THIS CHANGE WAS TO DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.24% TO 4.17%.


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                              15

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Value Line U.S. Government Securities Fund


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line U.S. Government Securities Fund (the "Fund") at August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
October 15, 2004


--------------------------------------------------------------------------------
16

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.



--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-243-2729 or on the SEC's web site (http://www.sec.gov). Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended August 31 is also available on the SEC's web site at http://www.sec.gov or on the Fund's web site at http://vlfunds.com.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Fund's Forms N-Q will be available without charge, upon request on the SEC's website (http://www.sec.gov) and may be available by calling Value Line at 1-800-243-2729. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.




--------------------------------------------------------------------------------
                                                                              17

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

Management of the Fund
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                             PRINCIPAL
                                                             OCCUPATION
                                               LENGTH OF     DURING THE                       OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE    POSITION             TIME SERVED   PAST 5 YEARS                     HELD BY DIRECTOR
========================= ==================== ============= ================================ ====================
INTERESTED DIRECTORS*
-------------------------
Jean Bernhard Buttner     Chairman of the      Since 1983    Chairman, President and          Value Line, Inc.
Age 69                    Board of Directors                 Chief Executive Officer of
                          and President                      Value Line, Inc. (the
                                                             "Adviser") and
                                                             Value Line
                                                             Publishing, Inc.;
                                                             Chairman and
                                                             President of each
                                                             of the 14 Value
                                                             Line Funds and
                                                             Value Line
                                                             Securities, Inc.
                                                             (the "Distributor").
------------------------------------------------------------------------------------------------------------------
Marion N. Ruth            Director             Since 2000    Real Estate Executive:           Value Line, Inc.
5 Outrider Road                                              President, Ruth Realty (real
Rolling Hills, CA 90274                                      estate broker); Director of the
Age 69                                                       Adviser since 2000.
------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
------------------------
John W. Chandler          Director             Since 1991    Consultant, Academic Search      None
1611 Cold Spring Rd.                                         Consultation Service, Inc.;
Williamstown, MA 01267                                       Trustee Emeritus and
Age 80                                                       Chairman (1993-1994) of the
                                                             Board of Trustees of Duke
                                                             University; President
                                                             Emeritus, Williams College.
------------------------------------------------------------------------------------------------------------------
Frances T. Newton         Director             Since 2000    Customer Support Analyst,        None
4921 Buckingham Drive                                        Duke Power Company.
Charlotte, SC 28209
Age 63



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18

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

Management of the Fund
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                            OCCUPATION
                                              LENGTH OF     DURING THE                   OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE       POSITION         TIME SERVED   PAST 5 YEARS                 HELD BY DIRECTOR
============================ ================ ============= ============================ ====================
Francis Oakley               Director         Since 2000    Professor of History,        Berkshire Life
54 Scott Hill Road                                          Williams College, 1961 to    Insurance Company
Williamstown, MA 01267                                      2002. President Emeritus     of America.
Age 72                                                      since 1994 and President,
                                                            1985-1994; Chairman
                                                            (1993-1997) and
                                                            Interim President
                                                            (2002) of the
                                                            American Council of
                                                            Learned Societies.
-------------------------------------------------------------------------------------------------------------
David H. Porter              Director         Since 1997    Visiting Professor of        None
5 Birch Run Drive                                           Classics, Williams College,
Saratoga Springs, NY 12866                                  since 1999; President
Age 68                                                      Emeritus, Skidmore College
                                                            since 1999 and President,
                                                            1987-1998.
-------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director         Since 1983    Chairman, Institute for      A Schulman Inc.
169 Pompano St.                                             Political Economy.           (plastics)
Panama City Beach, FL 32413
Age 65
-------------------------------------------------------------------------------------------------------------
Nancy Beth Sheerr            Director         Since 1996    Senior Financial Advisor     None
1409 Beaumont Drive                                         Veritable, L.P. (investment
Gladwyne, PA 19035                                          advisor) since 2004; Senior
Age 55                                                      Financial Advisor,
                                                            Hawthorne, since 2001-2004.
-------------------------------------------------------------------------------------------------------------
OFFICERS
----------
Jeffrey D. Geffen            Vice President   Since 2001    Portfolio Manager with the
Age 55                                                      Adviser since 2001;Vice
                                                            President Investments,
                                                            Morgan Stanley Dean Witter
                                                            Advisors,1989-2001.
-------------------------------------------------------------------------------------------------------------
Bradley Brooks               Vice President   Since 2001    Portfolio Manager with the
Age 41                                                      Adviser.
-------------------------------------------------------------------------------------------------------------
Charles Heebner              Vice President   Since 2000    Senior Portfolio Manager
Age 68                                                      with the Adviser.


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                                                                              19

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.
Management of the Fund
--------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                         OCCUPATION
                                           LENGTH OF     DURING THE                     OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE   POSITION          TIME SERVED   PAST 5 YEARS                   HELD BY DIRECTOR
======================== ================= ============= ============================== ====================
David T. Henigson        Vice President,   Since 1994    Director, Vice President and
Age 47                   Secretary and                   Compliance Officer of the
                         Treasurer                       Adviser; Director and Vice
                                                         President of the
                                                         Distributor; Vice
                                                         President, Secretary
                                                         and Treasurer of each
                                                         of the 14 Value Line
                                                         Funds.
-------------------------------------------------------------------------------------------------------------

* MRS. BUTTNER IS AN "INTERESTED PERSON" AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940 BY VIRTUE OF HER POSITIONS WITH THE ADVISER AND HER INDIRECT OWNERSHIP OF A CONTROLLING INTEREST IN THE ADVISER; MRS. RUTH IS AN INTERESTED PERSON BY VIRTUE OF BEING A DIRECTOR OF THE ADVISER.

  UNLESS OTHERWISE INDICATED, THE ADDRESS FOR EACH OF THE ABOVE IS 220 EAST 42ND STREET, NEW YORK, NY 10017.


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                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.



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                                                                              23

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.




* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-243-2729, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
--------------------------------------------------------------------------------
24